Income Taxes	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Income Taxes
Income Taxes

Note 7. Income Taxes

The Company calculates its quarterly taxes under the effective tax rate method based on applying an anticipated annual effective rate to its year-to-date income, except for discrete items. Income taxes for discrete items are computed and recorded in the period that the specific transaction occurs. The Company’s net tax expense for the three and six months ended November 30, 2023 and 2022 was zero. The Company does not consider it more likely than not that the benefits from the net deferred tax assets will be realized; therefore, the Company maintains a full valuation allowance as of November 30, 2023 and May 31, 2023, thus creating a difference between the effective tax rate of 0% and the statutory rate of 21%.

Note 9. Income Taxes

Deferred taxes are recorded for all existing temporary differences in the Company’s assets and liabilities for income tax and financial reporting purposes. As noted below, there was no net deferred tax benefit or expense for the periods ended May 31, 2023 and 2022. Reconciliation of the federal statutory income tax rate of 21% to the effective income tax rate is as follows:

	Fiscal years ended May 31,
	2023	2022
Income tax provision at statutory rate:	21.0%	21.0%
Derivative loss	(2.3)	—
Non-deductible debt issuance costs	(2.6)	—
Non-deductible interest on convertible notes	(1.2)	(0.5)
Inducement interest expense	—	(0.7)
Other	0.8	1.1
Credit carry-forward released	—	(0.2)
Non-deductible loss on induced conversion	(1.4)	(3.7)
Non-deductible debt discount amortization	(0.6)	(0.3)
IRC section 162(m) limitation	—	(0.1)
Non-deductible expense on induced conversion of debt	—	(0.3)
Valuation allowance	(13.7)	(16.3)
Effective income tax rate	0.0%	0.0%

Net deferred tax assets and liabilities, non-current, are composed of the following:

	As of May 31,
(in thousands)	2023	2022
Net operating loss	$96,338	$106,965
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	6,400	6,057
Charitable contribution carry forward	—	14
Accrued vacation and payroll	21	68
Right-of-use asset	(84)	(112)
Lease liability	89	117
Inventory charges	6,173	2,138
Inventory write-off	13,739	—
Issued warrants	2,317	—
Section 174 R&D costs	858	—
Accrued legal settlements	13	—
Accrued legal fees	3	—
Accrued expenses	36	89
Amortization	609	238
Fixed assets	4	1
Valuation allowance	(128,579)	(117,638)
Deferred tax asset, non-current	$—	$—
Non-current asset	128,579	117,638
Valuation allowance	(128,579)	(117,638)
Deferred tax asset (liability) non-current	$—	$—

The income tax benefit for the period presented is offset by a valuation allowance established against deferred tax assets arising from operating losses and other temporary differences, the realization of which is not considered more likely than not. In future periods, tax benefits and related tax deferred assets will be recognized when management considers realization of such amounts to be more likely than not. As of May 31, 2023 and 2022, the Company had available net operating loss carry forwards of approximately $458.8 million and $509.4 million, respectively, which began expiring in 2023. The Company’s income tax returns remain subject to examination by all tax jurisdictions for tax years ended May 31, 2020 through 2022.